Taxation - Summary of Reconciliation to the Earnings Loss Per Income Statement (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Profit/(loss) on ordinary activities before income tax	£ 14,241	£ (166,450)	£ (41,118)
Tax on profit at standard U.K. rate of 19%	(2,706)	31,626	7,812
Expenses not deductible for income tax purposes (permanent differences)	(708)	(13,270)	(317)
Income not taxable	78	4
Temporary timing differences	(65)		(343)
R&D relief uplift	1,435	1,214	2,540
Losses (unrecognized)	(345)	(14,479)	(4,380)
Deferred income from MBG loan guarantee costs			(54)
Foreign tax	505	184
Differences in overseas tax rates		261	340
Derecognition of deferred tax	286	(2,686)
Gain on bargain purchase			699
Other	4	(32)	(23)
Tax credit for the year	£ (1,516)	£ 2,822	£ 6,274